Consolidated Balance Sheet	Dec. 31, 2025 USD ($)
Current Assets:
Cash	$ 117,702,933
Prepaid expenses and other current assets	378,485
Digital assets - current, at fair value	87,316
Total Current Assets	118,168,734
Other non-current assets	9,250,000
Digital assets - non-current, at fair value	3,799,457,809
Total Assets	3,926,876,543
Current liabilities:
Accounts payable and accrued expenses	2,481,681
Total Current Liabilities	2,481,681
Convertible notes payable	484,326,591
Total Liabilities	486,808,272
Commitments and Contingencies (Note 12)
Stockholders’ Equity
Preferred Stock; $0.01 par value, 1,000,000 shares authorized; none issued and outstanding at December 31, 2025
Additional paid-in capital	3,697,005,091
Accumulated deficit	(263,450,730)
Total Stockholders’ Equity	3,440,068,271
Total Liabilities and Stockholders’ Equity	3,926,876,543
Class A Common Stock
Stockholders’ Equity
Common stock value	3,465,482
Class B Common Stock
Stockholders’ Equity
Common stock value	$ 3,048,428